EXPLORATION AND HOLDING EXPENSES (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF EXPLORATION AND HOLDING EXPENSES

Exploration and holding expenses were incurred on the following projects:

		Three months ended
		March 31	March 31
		2022	2021
		$	$
Platosa property (Mexico)	- exploration work (1)	231	369
	- holding costs	51	49
Evolución (Mexico)	- exploration work	40	90
	- holding costs	85	72
Silver City (Germany)	- exploration work	478	204
	- holding costs (2)	-	-
Kilgore (USA)	- exploration work	231	289
	- holding costs	-	-
Exploration and holding expenses		1,116	1,073

(1)	Platosa property exploration excludes underground drilling at the Platosa Mine which is capitalized to Property, plant and equipment (Note 4).

(2)	There are no annual fees associated with exploration licenses in Saxony, Germany. See Note 5 for capitalized earn-in payments under the Globex Agreement.